Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001227523
Optimum Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	oft_SupplementTextBlock

OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund (the Fund)

Supplement to the Fund's Statutory Prospectus dated July 28, 2017

The Board of Trustees (Board) of the Fund has approved the appointment of ClearBridge Investments, LLC (ClearBridge) as a sub-advisor to the Optimum Large Cap Growth Fund. It is currently anticipated that ClearBridge will replace Fred Alger Management, Inc. (Alger) as a sub-advisor to this Fund in early October 2017.

On or about Oct. 6, 2017, in connection with the appointment of ClearBridge as a sub-advisor to the Fund, the following will replace the information in the sections of the Fund's Statutory Prospectus entitled "Fund summaries: Optimum Large Cap Growth Fund – What are the Fund's principal investment strategies?" and "Fund summaries: Optimum Large Cap Growth Fund – Who manages the Fund? – Sub-advisors":

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 30, 2017, the Russell 1000 Growth Index had a market capitalization range between $1.8 billion and $749.7 billion. The market capitalization range for this index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments, LLC (ClearBridge) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price normally invests in common stocks of a diversified group of growth companies. While it may invest in companies of any market capitalization T. Rowe Price generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and ability to expand even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price. T. Rowe Price's portion of the Fund may at times invest significantly in technology stocks.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In managing its portion of the Fund's assets, ClearBridge normally invests in equity securities (or other instruments with similar economic characteristics) of US companies with large market capitalizations.  ClearBridge's core holdings are large capitalization companies that it believes to be dominant in their industries due to product, distribution or service strength.

ClearBridge emphasizes individual security selection while diversifying investments across industries, which may help to reduce risk. ClearBridge attempts to identify established, large capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund's investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Who Manages the Fund? - Sub-advisors

T. Rowe Price Associates, Inc.

Portfolio manager	Title with T. Rowe Price	Start date on the Fund
Joseph B. Fath, CPA	Vice President	January 2014

ClearBridge Investments, LLC

Portfolio managers	Title with ClearBridge	Start date on the Fund
Peter Bourbeau	Managing Director, Portfolio Manager	October 2017
Margaret Vitrano	Managing Director, Portfolio Manager	October 2017

In addition, on or about Oct. 6, 2017, the following will replace the information in the section of the Fund's prospectus entitled, "Who manages the Funds – Sub-advisors and portfolio managers – Optimum Large Cap Growth Fund":

Optimum Large Cap Growth Fund

T. Rowe Price Associates, Inc. (T. Rowe Price), located at 100 East Pratt Street, Baltimore, MD 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which is a publicly traded financial services holding company. As of March 31, 2017, T. Rowe Price had approximately $861.6 billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Joseph B. Fath, a Vice President with T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc., is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Fath is Chairman of T. Rowe Price's Investment Advisory Committee which develops and executes the Fund's investment program. Mr. Fath joined T. Rowe Price in 2002 and he has 15 years of investment experience. Mr. Fath joined the firm in 2002 as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing the firm's US large-cap growth strategies. He has held his Fund responsibilities since January 2014.

ClearBridge Investments, LLC (ClearBridge) is headquartered at 620 Eighth Ave., New York, NY 10018. ClearBridge and its predecessor organizations have been providing investment advisory services since 1962. ClearBridge has been registered as an investment advisor with the Securities and Exchange Commission since 2005, and provides investment management services to funds, other institutional clients and individuals. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded asset management company.  As of June 30, 2017, ClearBridge had approximately $127.3 billion in assets under management. ClearBridge has held its Fund responsibilities since October 2017.

Peter Bourbeau and Margaret Vitrano are primarily responsible for the day-to-day management of the investment program for ClearBridge's portion of the Fund. Mr. Bourbeau has been employed by ClearBridge's predecessor firm since 1991 and currently serves as managing director and portfolio manager. He has held his Fund responsibilities since October 2017. Ms. Vitrano has been employed by ClearBridge's predecessor firm since 1997 and currently serves as managing director and portfolio manager. She has held her Fund responsibilities since October 2017.

 Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

 Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this supplement for future reference.

This Supplement is dated September 25, 2017.

Strategy	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 30, 2017, the Russell 1000 Growth Index had a market capitalization range between $1.8 billion and $749.7 billion. The market capitalization range for this index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of US companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments, LLC (ClearBridge) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price normally invests in common stocks of a diversified group of growth companies. While it may invest in companies of any market capitalization T. Rowe Price generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and ability to expand even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price. T. Rowe Price's portion of the Fund may at times invest significantly in technology stocks.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In managing its portion of the Fund's assets, ClearBridge normally invests in equity securities (or other instruments with similar economic characteristics) of US companies with large market capitalizations.  ClearBridge's core holdings are large capitalization companies that it believes to be dominant in their industries due to product, distribution or service strength.

ClearBridge emphasizes individual security selection while diversifying investments across industries, which may help to reduce risk. ClearBridge attempts to identify established, large capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund's investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy).